UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21643

        CSFB ALTERNATIVE CAPITAL TACTICAL TRADING INSTITUTIONAL FUND, LLC
               (Exact name of registrant as specified in charter)

                          11 MADISON AVENUE, 13TH FLOOR
                               NEW YORK, NY 10010
               (Address of principal executive offices) (Zip code)

                                   PFPC, INC.
                         301 BELLEVUE PARKWAY, 2ND FLOOR
                              WILMINGTON, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000

                        Date of fiscal year end: MARCH 31

                   Date of reporting period: DECEMBER 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      ITEM 1. SCHEDULE OF INVESTMENTS.
      The Schedule(s) of Investments is attached herewith.

CONSOLIDATED SCHEDULE OF INVESTMENTS
CSFB ALTERNATIVE CAPITAL TACTICAL TRADING INSTITUTIONAL FUND, LLC (1)

      Investment in CSFB Alternative Capital Tactical Trading
      Master Fund, LLC, at value - 99.25%  (Cost $153,172)            $ 158,555

OTHER LIABILITIES IN EXCESS OF ASSETS - 0.75%                             1,199
                                                                      ---------
NET ASSETS - 100.00%                                                  $ 159,754
                                                                      =========

(1) Invests the majority of its assets in CSFB Alternative Capital Tactical Trading Master Fund, LLC. The Schedule of Investments of CSFB Alternative Capital Tactical Trading Master Fund, LLC is included below.

      The Consolidated Schedule of Investments is a representation of CSFB Alternative Capital Tactical Trading Institutional Fund, LLC Net Assets and CSFB Alternative Capital Tactical Trading Offshore Institutional Fund, LDC investment in CSFB Alternative Capital Tactical Trading Master Fund, LLC.

CSFB ALTERNATIVE CAPITAL TACTICAL TRADING MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2005 (UNAUDITED)

                                                                           PERCENTAGE
                                                                           OF MEMBERS'                FAIR
INVESTMENTS IN PORTFOLIO FUNDS *^ #  97.73%                   LIQUIDITY**   CAPITAL       COST       VALUE+

FIXED INCOME ARBITRAGE
Global Interest Rate Hedged Fund, Ltd                           Monthly          3.88%   400,000       399,668
The Obsidian Fund, LLC                                         Quarterly         3.85%   400,000       396,850
                                                                           ----------  ---------  ------------
                                                                                 7.73%   800,000       796,518
                                                                           ----------  ---------  ------------

GLOBAL MACRO
Brevan Howard, L.P.                                             Monthly         14.25% 1,400,000     1,469,634
Bridgewater Pure Alpha Fund I, Class B                          Monthly         13.62% 1,400,000     1,404,829
Remington Investment Strategies, L.P.                          Quarterly        17.18% 1,500,000     1,771,582
                                                                           ----------  ---------  ------------
                                                                                45.05% 4,300,000     4,646,045
                                                                           ----------  ---------  ------------

MANAGED FUTURES
Campbell Financial Futures Fund, L.P.                           Monthly         10.22%   910,184     1,053,921
CRG Partners, L.P.                                              Monthly          5.06%   500,000       521,326
Graham Global Investment Fund Ltd. Multi-Trend Portfolio        Monthly          4.80%   500,000       495,388
Ikos Financial Too Fund Class                                   Monthly          4.06%   350,000       419,171
Touradji Global Resources Fund, L.P.                           Quarterly         9.38%   850,000       966,746
WoodAllen Revolution Fund, L.P.                                Quarterly         4.94%   500,000       509,892
Aspect US Fund, LLC "Diversified Fund" Class                    Monthly          6.49%   600,000       668,899
                                                                           ----------  ---------  ------------
                                                                                44.95% 4,210,184     4,635,343
                                                                           ----------  ---------  ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS *^ # (COST $9,310,184)                                         10,077,906
                                                                                                  ------------

OTHER ASSETS, LESS LIABILITIES 2.27%                                                                   234,425
                                                                                                  ------------

MEMBERS' CAPITAL 100.00%                                                                          $ 10,312,331
                                                                                                  ============

* - Fair valued investments.

** - Available frequency of redemptions after expiration of lock-up provisions, where applicable.

# - Non-income producing securities.

^ - Securities are issued in private placement transactions and as such are restricted as to resale.

Total cost and value of restricted securities as of December 31, 2005 was $9,310,184 and $10,077,906, respectively.

+ The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Registrant's interest were redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each fiscal period end ordinarily will be the value determined as of such fiscal period end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

      ITEM 2. CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

            (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

      ITEM 3. EXHIBITS.

      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CSFB ALTERNATIVE CAPITAL TACTICAL TRADING INSTITUTIONAL FUND, LLC
             -------------------------------------------------------------------

By (Signature and Title)* /s/James Vos
                          ------------------------------------------------------
                          James Vos, President and Chairman of the Board (principal executive officer)

Date     February 28, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/James Vos
                          ------------------------------------------------------
                          James Vos, President and Chairman of the Board (principal executive officer)

Date     February 28, 2006
    ---------------------------------------------------------------------------

By (Signature and Title)* /s/Edward Poletti
                          ------------------------------------------------------
                          Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date     February 28, 2006
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.